Accumulated Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation loss	$ (58,231)	$ (51,334)
Accumulated other comprehensive loss	$ (58,231)	$ (51,334)